Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future minimum obligations under operating leases

The future minimum obligations under operating leases having a non-cancelable term in excess of one year are as follows (in millions):

Year	Amount
2015	$11.5
2016	9.5
2017	9.0
2018	8.1
2019	6.2
Thereafter	35.2

Future minimum obligations	$79.5